Fair Value Measurements - Schedule of Changes in Fair Value of Plan Level 3 Plan Assets (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
EBP, Investment, Fair Value and NAV [Line Items]
Balance, beginning of year	$ 21,082,952
Balance, end of year	24,456,899	$ 21,082,952
Company Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Balance, beginning of year	6,166,568	5,928,635
Unrealized gain (loss)	611,424	(140,517)
Purchases	1,131,911	679,626
Sales	(688,434)	(301,176)
Balance, end of year	$ 7,221,469	$ 6,166,568